Cover	Jan. 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 19, 2023
Entity File Number	001-40075
Entity Registrant Name	Gaucho Group Holdings, Inc.
Entity Central Index Key	0001559998
Entity Tax Identification Number	52-2158952
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	112 NE 41st Street
Entity Address, Address Line Two	Suite 106
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	212
Local Phone Number	739-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VINO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false